Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of transfer of goods and services over time and at a point in time
The Group derived revenue from the transfer of goods and services over time and at a point in time in the following major product lines:

							2023

			English
	Assessment &	Virtual	Language	Workforce	Higher	Strategic
All figures in £ millions	Qualifications	Learning	Learning	Skills	Education	Review	Total
Courseware
Products transferred at a point in time	57	–	135	2	254	9	457

Products and services transferred over time	20	–	15	–	595	–	630
	77	–	150	2	849	9	1,087

Assessments
Products transferred at a point in time	198	–	5	5	–	–	208

Products and services transferred over time	1,284	–	204	170	–	–	1,658
	1,482	–	209	175	–	–	1,866

Services
Products transferred at a point in time	–	–	35	–	–	–	35

Products and services transferred over time	–	616	21	43	6	–	686
	–	616	56	43	6	–	721

Total	1,559	616	415	220	855	9	3,674

							2022

			English
	Assessment &	Virtual	Language	Workforce	Higher	Strategic
All figures in £ millions	Qualifications	Learning	Learning	Skills	Education	Review	Total
Courseware
Products transferred at a point in time	64	–	110	2	302	148	626

Products and services transferred over time	21	–	25	–	588	6	640
	85	–	135	2	890	154	1,266

Assessments
Products transferred at a point in time	169	–	5	14	–	–	188

Products and services transferred over time	1,190	–	138	142	–	–	1,470
	1,359	–	143	156	–	–	1,658

Services
Products transferred at a point in time	–	–	29	–	–	–	29

Products and services transferred over time	–	820	14	46	8	–	888
	–	820	43	46	8	–	917

Total	1,444	820	321	204	898	154	3,841

							2021

			English
	Assessment &	Virtual	Language	Workforce	Higher	Strategic
All figures in £ millions	Qualifications	Learning	Learning	Skills	Education	Review	Total
Courseware
Products transferred at a point in time	62	–	109	–	283	180	634

Products and services transferred over time	30	–	26	–	558	17	631
	92	–	135	–	841	197	1,265

Assessments
Products transferred at a point in time	173	–	6	16	–	–	195

Products and services transferred over time	973	–	72	119	–	–	1,164
	1,146	–	78	135	–	–	1,359

Services
Products transferred at a point in time	–	–	22	–	–	14	36

Products and services transferred over time	–	713	3	37	8	7	768
	–	713	25	37	8	21	804

Total	1,238	713	238	172	849	218	3,428

Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers
The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers.

							2023

				Total remaining
		Deferred	Committed	transaction			2026
All figures in £ millions	Sales	income	sales	price	2024	2025	and later
Courseware
Products transferred at a point in time	457	–	–	–	–	–	–

Products and services transferred over time	630	78	–	78	38	15	25
Assessments
Products transferred at a point in time	208	1	–	1	1	–	–

Products and services transferred over time	1,658	261	332	593	496	94	3
Services
Products transferred at a point in time	35	–	–	–	–	–	–

Products and services transferred over time – subscriptions	660	12	–	12	11	1	–

Products and services transferred over time – other	26	16	234	250	250	–	–

Total	3,674	368	566	934	796	110	28

							2022

				Total remaining
		Deferred	Committed	transaction			2025
All figures in £ millions	Sales	income	sales	price	2023	2024	and later
Courseware
Products transferred at a point in time	626	1	–	1	1	–	–

Products and services transferred over time	640	95	–	95	56	14	25
Assessments
Products transferred at a point in time	188	–	–	–	–	–	–

Products and services transferred over time	1,470	262	472	734	524	206	4
Services
Products transferred at a point in time	29	–	–	–	–	–	–

Products and services transferred over time – subscriptions	351	20	7	27	27	–	–

Products and services transferred over time – other	537	22	225	247	247	–	–

Total	3,841	400	704	1,104	855	220	29

							2021

				Total remaining
		Deferred	Committed	transaction			2024
All figures in £ millions	Sales	income	sales	price	2022	2023	and later
Courseware
Products transferred at a point in time	634	1	–	1	1	–	–
Products and services transferred over time	631	93	–	93	60	11	22
Assessments
Products transferred at a point in time	195	–	–	–	–	–	–
Products and services transferred over time	1,164	255	442	697	503	191	3
Services
Products transferred at a point in time	36	–	–	–	–	–	–
Products and services transferred over time – subscriptions	290	13	10	23	23	–	–
Products and services transferred over time – other	478	24	220	244	244	–	–
Total	3,428	386	672	1,058	831	202	25